Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
Private Placement

Note 4. Private Placement

Concurrently with the closing of the Initial Public Offering, the Sponsors purchased an aggregate of 5,933,334 Private Placement Warrants, generating gross proceeds of $8.9 million in the aggregate in a Private Placement. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

Note 4. Private Placement

Concurrently with the closing of the IPO, the sponsors purchased an aggregate of 5,933,334 private placement warrants, generating gross proceeds of $8.9 million in the aggregate in a private placement. Each private placement warrant is exercisable to purchase one Class A ordinary share at $11.50 per share. A portion of the proceeds from the private placement warrants were added to the proceeds from the IPO held in the trust account. If the Company does not complete a business combination within the combination period, the private placement warrants will expire worthless.